Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Profit before tax	$ 5,031	$ 4,566
Deduct share of result of associates and joint ventures	93	124
Profit before tax and before share of result of associates and joint ventures	4,938	4,442
Adjustments on taxable basis
Foreign source income	0	(337)
Government incentives	(354)	(336)
Expenses not deductible for tax purposes	1,590	811
Other non-taxable income	(478)	(121)
Gross adjustments on taxable basis	$ 5,696	$ 4,459
Aggregated weighted nominal tax rate	26.90%	27.50%
Tax at aggregated weighted nominal tax rate	$ (1,532)	$ (1,225)
Adjustments on tax expense
Utilization of tax losses not previously recognized	119	28
Recognition of deferred taxes assets on previous years' tax losses	42
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(149)	(142)
(Underprovided)/overprovided in prior years	(34)	137
Deductions from interest on equity	215	222
Deductions from goodwill	7	28
Other tax deductions	196	111
Change in tax rate	11
Withholding taxes	(227)	(136)
Other tax adjustments	(83)	(16)
Income tax expense	$ (1,436)	$ (994)
Effective tax rate	29.10%	22.40%